Investments in equity method investees - Additional details (Details) ¥ in Millions, $ in Millions	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Investments in equity investees
Dividends declared	¥ 10,519		¥ 3,945
Carrying value of equity method investments	207,380	$ 30,197	219,642	¥ 200,189
Ant Group
Investments in equity investees
Dividends declared	0		¥ 3,945
Equity method investments, publicly traded
Investments in equity investees
Carrying value of equity method investments	32,949
Market value of equity method investments	38,725
Undistributed earnings	¥ 44,076